Organization and Principal Activities (Details) - Schedule of Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Parent [Member]
Condensed Statement of Income Captions [Line Items]
Revenues
Cost of revenues
Share of loss from non- VIE subsidiaries
Share of income/(loss) from VIEs
Net income/(loss) attribute to Etao’s shareholders	(896,021,553)	(8,861,172)
Comprehensive loss	(896,021,553)	(8,861,172)
Non-VIE subsidiaries [Member]
Condensed Statement of Income Captions [Line Items]
Revenues
Cost of revenues
Share of loss from non- VIE subsidiaries
Share of income/(loss) from VIEs
Net income/(loss) attribute to Etao’s shareholders
Comprehensive loss
VIE [Member]
Condensed Statement of Income Captions [Line Items]
Revenues	58,060,025	53,337,278
Cost of revenues	(39,060,362)	(37,072,061)
Share of loss from non- VIE subsidiaries
Share of income/(loss) from VIEs
Net income/(loss) attribute to Etao’s shareholders	(656,206)	(1,682,191)
Comprehensive loss	(2,121,531)	(1,329,999)
Elimination [Member]
Condensed Statement of Income Captions [Line Items]
Revenues
Cost of revenues
Share of loss from non- VIE subsidiaries
Share of income/(loss) from VIEs
Net income/(loss) attribute to Etao’s shareholders
Comprehensive loss
Consolidated [Member]
Condensed Statement of Income Captions [Line Items]
Revenues	58,060,025	53,337,278
Cost of revenues	(39,060,362)	(37,072,061)
Share of loss from non- VIE subsidiaries
Share of income/(loss) from VIEs
Net income/(loss) attribute to Etao’s shareholders	(896,677,759)	(10,543,363)
Comprehensive loss	$ (898,143,084)	$ (10,191,171)